SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 31 - SUBSEQUENT EVENTS

On March 21, 2024, the Supreme Court of the Bahamas issued an Order “Notice of Withdrawal and Discontinuance,” terminating the proceedings brought by a small group of shareholders and former corporate executives and directors.   As a result of the Claimants’ withdrawal, the Court also issued an “Order” ordering the Claimants to pay the Company the costs for the entire Action, and damages caused to the Company.  Determination of costs and damages is pending.

The remaining $250,000 on the promissory note for $1,000,000 the was signed on October 23, 2023, was received on January 15, 2024.